Business Combination - Additional Information (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 01, 2018
Business Acquisition
Operating expenses		$ 1,421,562	$ 1,257,196	$ 1,255,635
Measurement period adjustments		$ 16,500
Provisional Information Initial Accounting Incomplete Nature Of Adjustments		The increase in the fair value of retail auto loans and commercial loans from the preliminary estimated amounts by $12.2 million and $4.3 million, respectively, was mainly attributed to decreases in credit loss expectations. The related cumulative adjustment to the amortization of the fair value discounts for the retail and commercial portfolios offset each other, resulting in an immaterial impact to the Corporation’s results.
Auto Loan
Business Acquisition
Measurement period adjustments		$ 12,200
Commercial Loans
Business Acquisition
Measurement period adjustments		$ 4,300
Reliable Financial Services
Business Acquisition
Transaction-related expenses	$ 3,800
Gross revenue	84,500
Loans					$ 1,802,463
Accretion discount, fair value	$ 28,100
Reliable Financial Services | Auto Loan
Business Acquisition
Receivables estimated uncollectible					105,000
Loans					1,600,000
Loan receivables					1,800,000
Reliable Financial Services | Auto Loan | Wells Fargo
Business Acquisition
Loans amount servicing agreement retained by counterparty					398,000
Reliable Financial Services | Commercial Loans
Business Acquisition
Receivables estimated uncollectible					3,000
Loans					341,000
Loan receivables					$ 348,000